STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of initial value of issuances allocated to IPO common stock, IPO common stock discount amortized and value of IPO common stock converted into additional paid-in-capital

2021
Common Stock
Balance at January 1,	$11,975,400
Common stock IPO discount amortization	24,700
Balance at March 31,	$12,000,100

2020
Common Stock
Balance at January 1,	$—
Common stock IPO proceeds, net of issuance costs	12,332,700
Common stock IPO discount	(377,000)
Common stock IPO discount amortization	19,700
Balance at December 31,	$11,975,400

Schedule of initial value of issuances allocated to Series B Preferred Stock and the Series B Preferred Stock discount amortized

2020
Series B Preferred Stock
Balance at January 1,	$1,306,900
Series B Preferred Stock proceeds	3,000,000
Series B Preferred Stock discount	(2,668,300)
Series B Preferred Stock discount amortization	368,400
Balance at March 31,	$2,007,000

	2020	2019
Series B Preferred Stock
Balance at January 1,	$1,306,900	$4,500,000
Series B Preferred Stock proceeds	3,000,000	(3,443,700)
Series B Preferred Stock discount	(2,668,300)	210,600
Series B Preferred Stock discount amortization	692,700	40,000
Series B Preferred Stock conversion to common stock	(2,331,300)	—
Balance at December 31,	$—	$1,306,900

Common Stock Warrants - Representative
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of assumptions used to estimate fair value of warrants

2020
Risk-free interest rate	0.18%
Expected volatility	94.08%
Expected life (years)	2.74
Expected dividend yield	0%

2020
Risk-free interest rate	0.18%
Expected volatility	94.08%
Expected life (years)	2.74
Expected dividend yield	0%

Series B Preferred Stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of assumptions used to estimate fair value of warrants

March 31,
2020
Risk-free interest rate	1.54% - 1.88%
Expected volatility	71.95% - 72.71%
Expected life (years)	10
Expected dividend yield	0%

	2020	2019
Risk-free interest rate	1.54% - 1.88%	1.54% - 1.84%
Expected volatility	71.95% - 72.71%	71.95% - 72.20%
Expected life (years)	10.00	10.00
Expected dividend yield	0%	0%